CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	$ (18,481)	$ (3,901)	$ 10,571
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,101	2,371	2,679
Gain from sale of investment	0	0	(715)
Bad debt expense	1,287	808	544
Deferred income taxes	830	352	(57)
Stock-based compensation	58	858	911
Changes in assets and liabilities:
Accounts receivable	(5,755)	(961)	(15,682)
Prepaid expenses and other current assets	1,801	(705)	2,929
Deposits with customers	(1,100)	988	2,126
Other assets	(142)	(25)	0
Accounts payable	(307)	332	(2,256)
Accrued expenses and other current liabilities	(5,349)	277	8,287
VAT payable	(794)	(1,050)	2,802
Income and other taxes payable	(2,408)	(1,836)	386
Operating lease accounts, net	278	17	(93)
Other liabilities	(3,006)	(6,997)	(8,043)
Net cash provided by (used in) operating activities	(30,987)	(9,472)	4,389
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase of term deposits	(30,763)	0	0
Purchase of property and equipment	(1,811)	(1,948)	(1,551)
Capitalization of software costs	(132)	(49)	(86)
Proceeds from sale of investments	0	0	785
Purchase of investments	(80)	(20)	0
Deposits (withdraws) regarding employees’ severance	(135)	(95)	229
Net cash used in investing activities	(32,921)	(2,112)	(623)
CASH FLOW FROM FINANCING ACTIVITIES:
Loans received	9,302	8,869	2,853
Loans repaid	(10,054)	(7,793)	(2,853)
Withdraws under factoring agreements	22,673	18,244	2,284
Repayments under factoring agreements	(17,902)	(16,231)	(2,201)
Withdraws under line of credit	31	0	0
Dividend paid to AU10TIX shareholders	0	(3,248)	0
Repayments of convertible notes payable to a related party	0	0	110
Net cash provided by (used in) financing activities	4,050	(159)	193
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH, CASH EQUIVALENTS, RESTRICTED CASH AND BANK DEPOSITS	2,428	(1,880)	1,106
DECREASE IN CASH, CASH EQUIVALENTS, RESTRICTED CASH AND BANK DEPOSITS	(57,430)	(13,623)	5,065
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND BANK DEPOSITS BEGINNING OF YEAR	87,404	101,027	95,962
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND BANK DEPOSITS END OF YEAR	29,974	87,404	101,027
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Additional Payment For Shares Issued In Previous Years	0	0	1,214
Commitment to purchase shares from certain directors and officers	0	0	(1,518)
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Interest	$ 1,250	$ 1,088	$ 1,063